Net Gains (Losses) on Financial Assets Available for Sale (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net gains (losses) on financial assets available for sale [Abstract]
Net gains (losses) on debt securities:
Net gains (losses) from disposal		€ 115	€ 230
Impairments		(1)	(1)
Net gains (losses) on equity securities:
Net gains (losses) from disposal/remeasurement		219	96
Impairments		(1)	(17)
Net gains (losses) on loans:
Net gains (losses) from disposal		45	21
Impairments		(8)	(15)
Reversal of impairments		0	0
Net gains (losses) on other equity interests:
Net gains (losses) from disposal		137	348
Impairments		(27)	(9)
Total net gains (losses) on financial assets available for sale		€ 479	€ 653